Significant Accounting Policies (Details) - PVH Associates Investment Plan [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies [Line Items]
Plan’s net assets amount	$ 110,287,129	$ 97,518,722
Percentage of plan’s net assets	13.00%	12.00%